Note 10 - Income Taxes - Significant Components of Consolidated Deferred Tax Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Depreciation	$ (8,021)	$ (6,199)
Unrealized gain - mark to market derivatives	0	(87)
Total deferred tax liabilities	(8,021)	(6,286)
Inventory capitalization	832	537
Interest expense limitation	0	140
Postretirement benefits other than pensions	24	29
Restricted stock compensation	163	23
Unrealized loss - mark to market derivatives	68	0
Other	173	79
Total deferred tax assets	1,260	808
Net deferred tax liability	$ (6,761)	$ (5,478)